Interest and investment income, net - Summary of Interest and Investment Income, Net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Interest and investment income, net
Unrealized investment income/(loss) of short-term investments	¥ (41,288,248)	$ (5,986,233)	¥ 17,213,203		¥ 45,478,742
Realized investment income of short-term investments	159,629,366	23,144,083	113,179,422		35,892,481
Unrealized investment loss of long-term investments	(58,356,978)	(8,460,966)	(24,635,329)
Realized investment income/(loss) of long-term investments	(8,550,287)	(1,239,675)			4,472,410
Interest income	54,793,874	7,944,365	27,634,511		27,405,264
Income from the repurchase of convertible senior notes	10,028,456	1,453,989	12,046,522	¥ 622,109,001	622,109,001
Interest expense of convertible senior notes	(3,439,972)	(498,749)	(15,982,460)		(27,107,232)
Net investment income	¥ 112,816,211	$ 16,356,814	¥ 129,455,869		¥ 708,250,666